RAINIER FUNDS

Large Cap Equity Fund

Mid Cap Equity Fund

Small/Mid Cap Equity Fund

Balanced Fund

Original Shares

Supplement dated March 31, 2013 to the Summary Prospectus and

Prospectus dated July 31, 2012, as supplemented December 17, 2012

Rainier Investment Management, Inc. (“Rainier”) is pleased to provide amended descriptions of the portfolio managers for the Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund and Balanced Fund. These Funds remain team managed, with all members of the U.S. Equity Portfolio Management Team providing insight and analysis on equity investments. However, the manner in which the team works has evolved, so that a smaller number of individuals are primarily responsible for the day-to-day management of these Funds’ portfolios. Accordingly, the following changes are made to the Prospectus:

The following table replaces the table on page 5 of the Prospectus with respect to the Rainier Large Cap Equity Fund:

Portfolio Managers

The Fund is team-managed by the portfolio managers listed below:

Name	Title	Managed the Fund Since
Mark H. Dawson, CFA	Senior Portfolio Manager	1996
Michael Emery, CFA	Senior Portfolio Manager	2008
James R. Margard, CFA	Chief Investment Officer	Inception (1994)

The following table replaces the table on page 9 of the Prospectus with respect to the Rainier Mid Cap Equity Fund:

Portfolio Managers

The Fund is team-managed by the portfolio managers listed below:

Name	Title	Managed the Fund Since
Mark W. Broughton, CFA	Senior Portfolio Manager	Inception (2005)
James R. Margard, CFA	Chief Investment Officer	Inception (2005)
Peter M. Musser, CFA	Senior Portfolio Manager	Inception (2005)

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The following table replaces the table on page 13 of the Prospectus with respect to the Rainier Small/Mid Cap Equity Fund:

Portfolio Managers

The Fund is team-managed by the portfolio managers listed below:

Name	Title	Managed the Fund Since
Stacie L. Cowell, CFA	Senior Portfolio Manager	2006
Andrea L. Durbin, CFA	Senior Portfolio Manager	2007
James R. Margard, CFA	Chief Investment Officer	Inception (1994)

The following table replaces the table on page 17 of the Prospectus with respect to the Rainier Balanced Fund:

Portfolio Managers

The Fund is team-managed by the portfolio managers listed below:

Name	Title	Managed the Fund Since
Mark H. Dawson, CFA	Senior Portfolio Manager	1996
Michael Emery, CFA	Senior Portfolio Manager	2008
James H. Hentges, CFA	Portfolio Manager	2009
Matthew R. Kennedy, CFA	Director of Fixed Income Management	2008
James R. Margard, CFA	Chief Investment Officer	Inception (1994)

The following section replaces the section titled, “Portfolio Managers” on pages 36-37 of the Prospectus:

Portfolio Managers

Large Cap Equity, Mid Cap Equity and Small/Mid Cap Equity Funds

Mark W. Broughton, CFA, Senior Portfolio Manager

Stacie L. Cowell, CFA, Senior Portfolio Manager

Mark H. Dawson, CFA, Senior Portfolio Manager

Andrea L. Durbin, CFA, Senior Portfolio Manager

Michael Emery, CFA, Senior Portfolio Manager

James R. Margard, CFA, Chief Investment Officer

Peter M. Musser, CFA, Senior Portfolio Manager

Intermediate Fixed Income Fund and High Yield Fund

Matthew R. Kennedy, CFA, Director of Fixed Income Management

James H. Hentges, CFA, Portfolio Manager

Rainier Balanced Fund

The Fund is team-managed by Rainier’s Large Cap Equity and Fixed Income Portfolio Managers.

Each portfolio manager has been associated with the Investment Adviser in the position noted for more than five years, except for Mr. Hentges and Mr. Kennedy. Mr. Kennedy became the Director of Fixed Income Management in January 2012. Before that, he was a Senior Fixed Income Portfolio Manager at Rainier. Mr. Hentges began his investment career in 1990 at GE Financial Assurance and served as a Portfolio Manager and Managing Director at AIG Investments from 2000 to 2009, until he joined the Investment Adviser in January 2009 in the capacity of Fixed Income Portfolio Manager.

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All the Funds are team-managed. The Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund and equity portion of the Balanced Fund are team managed, with all members of Rainier’s U.S. Equity Portfolio Management Team providing investment insight and analysis.

Mark Dawson serves as the lead portfolio strategist for the Large Cap Equity Fund and the equity portion of the Balanced Fund. James Margard and Michael Emery are also primarily responsible for day-to-day management of those Funds.

James Margard is the lead portfolio strategist for the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund. Mark Broughton and Peter Musser are also primarily responsible for the day-to-day management of the Mid Cap Equity Fund and Andrea Durbin and Stacie Cowell are primarily responsible for the day-to-day management of the Small/Mid Cap Equity Fund.

While Mr. Kennedy and Mr. Hentges co-manage the fixed income portion of the Balanced Fund, the Intermediate Fixed Income Fund and the High Yield Fund, Mr. Kennedy assumes final responsibility for all investment decisions for the fixed income portion of the Balanced Fund, the Intermediate Fixed Income Fund and the High Yield Fund.

The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Please retain this Supplement with the Prospectus.

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RAINIER FUNDS

Large Cap Equity Fund

Mid Cap Equity Fund

Small/Mid Cap Equity Fund

Balanced Fund

Institutional Shares

Supplement dated March 31, 2013 to the Summary Prospectus and

Prospectus dated July 31, 2012, as supplemented December 17, 2012

Rainier Investment Management, Inc. (“Rainier”) is pleased to provide amended descriptions of the portfolio managers for the Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund and Balanced Fund. These Funds remain team managed, with all members of the U.S. Equity Portfolio Management Team providing insight and analysis on equity investments. However, the manner in which the team works has evolved, so that a smaller number of individuals are primarily responsible for the day-to-day management of these Funds’ portfolios. Accordingly, the following changes are made to the Prospectus:

The following table replaces the table on page 5 of the Prospectus with respect to the Rainier Large Cap Equity Fund:

Portfolio Managers

The Fund is team-managed by the portfolio managers listed below:

Name	Title	Managed the Fund Since
Mark H. Dawson, CFA	Senior Portfolio Manager	1996
Michael Emery, CFA	Senior Portfolio Manager	2008
James R. Margard, CFA	Chief Investment Officer	Inception (1994)

The following table replaces the table on page 9 of the Prospectus with respect to the Rainier Mid Cap Equity Fund:

Portfolio Managers

The Fund is team-managed by the portfolio managers listed below:

Name	Title	Managed the Fund Since
Mark W. Broughton, CFA	Senior Portfolio Manager	Inception (2005)
James R. Margard, CFA	Chief Investment Officer	Inception (2005)
Peter M. Musser, CFA	Senior Portfolio Manager	Inception (2005)

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The following table replaces the table on page 13 of the Prospectus with respect to the Rainier Small/Mid Cap Equity Fund:

Portfolio Managers

The Fund is team-managed by the portfolio managers listed below:

Name	Title	Managed the Fund Since
Stacie L. Cowell, CFA	Senior Portfolio Manager	2006
Andrea L. Durbin, CFA	Senior Portfolio Manager	2007
James R. Margard, CFA	Chief Investment Officer	Inception (1994)

The following table replaces the table on page 17 of the Prospectus with respect to the Rainier Balanced Fund:

Portfolio Managers

The Fund is team-managed by the portfolio managers listed below:

Name	Title	Managed the Fund Since
Mark H. Dawson, CFA	Senior Portfolio Manager	1996
Michael Emery, CFA	Senior Portfolio Manager	2008
James H. Hentges, CFA	Portfolio Manager	2009
Matthew R. Kennedy, CFA	Director of Fixed Income Management	2008
James R. Margard, CFA	Chief Investment Officer	Inception (1994)

The following section replaces the section titled, “Portfolio Managers” on pages 36-37 of the Prospectus:

Portfolio Managers

Large Cap Equity, Mid Cap Equity and Small/Mid Cap Equity Funds

Mark W. Broughton, CFA, Senior Portfolio Manager

Stacie L. Cowell, CFA, Senior Portfolio Manager

Mark H. Dawson, CFA, Senior Portfolio Manager

Andrea L. Durbin, CFA, Senior Portfolio Manager

Michael Emery, CFA, Senior Portfolio Manager

James R. Margard, CFA, Chief Investment Officer

Peter M. Musser, CFA, Senior Portfolio Manager

Balanced Fund and High Yield Fund

The Balanced Fund is team-managed by Rainier’s Large Cap Equity and Fixed Income Portfolio Managers. The High Yield Fund is managed by Rainier’s Fixed Income Portfolio Managers. Rainier’s Fixed Income Portfolio Managers are:

Matthew R. Kennedy, CFA, Director of Fixed Income Management

James H. Hentges, CFA, Portfolio Manager

International Discovery Fund

Henrik Strabo, Head of International Investments

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Each portfolio manager has been associated with the Investment Adviser in the position noted for more than five years, except for Mr. Hentges, Mr. Kennedy and Mr. Strabo. Mr. Kennedy became the Director of Fixed Income Management in January 2012. Before that, he was a Senior Fixed Income Portfolio Manager at Rainier. Mr. Hentges began his investment career in 1990 at GE Financial Assurance and served as a Portfolio Manager and Managing Director at AIG Investments from 2000 to 2009, until he joined the Investment Adviser in January 2009 in the capacity of Fixed Income Portfolio Manager. Mr. Strabo joined Rainier in August 2011. Prior to joining Rainier, Mr. Strabo held positions as Managing Director, Global Emerging Markets, at Rogge Capital Management (2010 to 2011), as Chief Investment Officer and Portfolio Manager at Clay Finlay LLC (2006 to 2009), and as an Equity Analyst (1993-1994), Portfolio Manager (1993-2005) and as Chief Investment Officer - International Equities (1999-2005) at American Century Investments.

All the Funds other than the International Discovery Fund are team-managed. The Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund and equity portion of the Balanced Fund are team managed, with all members of Rainier’s U.S. Equity Portfolio Management Team providing investment insight and analysis.

Mark Dawson serves as the lead portfolio strategist for the Large Cap Equity Fund and the equity portion of the Balanced Fund. James Margard and Michael Emery are also primarily responsible for day-to-day management of those Funds.

James Margard is the lead portfolio strategist for the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund. Mark Broughton and Peter Musser are also primarily responsible for the day-to-day management of the Mid Cap Equity Fund and Andrea Durbin and Stacie Cowell are primarily responsible for the day-to-day management of the Small/Mid Cap Equity Fund.

While Mr. Kennedy and Mr. Hentges co-manage the fixed income portion of the Balanced Fund, the Intermediate Fixed Income Fund and the High Yield Fund, Mr. Kennedy assumes final responsibility for all investment decisions for the fixed income portion of the Balanced Fund, the Intermediate Fixed Income Fund and the High Yield Fund.

The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Please retain this Supplement with the Prospectus.

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RAINIER FUNDS

Large Cap Equity Fund

Mid Cap Equity Fund

Small/Mid Cap Equity Fund

Balanced Fund

Original and Institutional Shares

Supplement dated March 31, 2013 to

Statement of Additional Information dated July 31, 2012, as supplemented December 17, 2012 (“SAI”)

Rainier Investment Management, Inc. (“Rainier”) is pleased to provide amended descriptions of the portfolio managers for the Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund and Balanced Fund. These Funds remain team managed, with all members of the U.S. Equity Portfolio Management Team providing insight and analysis on equity investments. However, the manner in which the team works has evolved, so that a smaller number of individuals are primarily responsible for the day-to-day management of these Funds’ portfolios. Accordingly, the following changes are made to the Statement of Additional Information:

The following section replaces part of the section titled, “Portfolio Managers” on pages B-51 – B-54 of the SAI with respect to the Equity Portfolio Managers, from the beginning of the section up until the description of James H. Hentges on page 54:

PORTFOLIO MANAGERS

Mark W. Broughton is a Senior Portfolio Manager for the Rainier Mid Cap Equity Fund. Mr. Broughton is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Broughton as of March 31, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	10	$3.5 Billion	0	$0

Other Pooled Investment Vehicles	5	$850 Million	0	$0

Other Accounts	130	$7.0 Billion	0	$0

RA-SAI-SUP 1

Stacie L. Cowell is a Senior Portfolio Manager for the Rainier Small/Mid Cap Equity Fund. Ms. Cowell is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Ms. Cowell as of March 31, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	10	$3.5 Billion	0	$0

Other Pooled Investment Vehicles	5	$850 Million	0	$0

Other Accounts	130	$7.0 Billion	0	$0

Mark H. Dawson is a Senior Portfolio Manager for the Rainier Large Cap Equity Fund and the Rainier Balanced Fund. Mr. Dawson is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Dawson as of March 31, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	10	$3.5 Billion	0	$0

Other Pooled Investment Vehicles	5	$850 Million	0	$0

Other Accounts	130	$7.0 Billion	0	$0

Andrea L. Durbin is a Senior Portfolio Manager for the Rainier Small/Mid Cap Equity Fund. Ms. Durbin is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Ms. Durbin as of March 31, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	10	$3.5 Billion	0	$0

Other Pooled Investment Vehicles	5	$850 Million	0	$0

Other Accounts	130	$7.0 Billion	0	$0

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Michael Emery is a Senior Portfolio Manager for the Rainier Large Cap Equity Fund and the Rainier Balanced Fund. Mr. Emery is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Emery as of March 31, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	10	$3.5 Billion	0	$0

Other Pooled Investment Vehicles	5	$850 Million	0	$0

Other Accounts	130	$7.0 Billion	0	$0

James R. Margard is the Chief Investment Officer for the Rainier Large Cap Equity Fund, the Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund and the Rainier Balanced Fund. Mr. Margard is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Margard as of March 31, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	10	$3.5 Billion	0	$0

Other Pooled Investment Vehicles	5	$850 Million	0	$0

Other Accounts	130	$7.0 Billion	0	$0

Peter M. Musser is a Senior Portfolio Manager for the Rainier Mid Cap Equity Fund. Mr. Musser is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Musser as of March 31, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	10	$3.5 Billion	0	$0

Other Pooled Investment Vehicles	5	$850 Million	0	$0

Other Accounts	130	$7.0 Billion	0	$0

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The following table replaces the table on page B-56 of the SAI:

As of March 31, 2012, the portfolio managers beneficially owned shares of the Funds as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds (A. None, B. $1-$10,000, C. $10,001-$50,000, D. $50,001-$100,000, E. $100,001-$500,000, F. $500,001-$1,000,000, G. Over $1,000,000)
	Rainier Small/Mid Cap Equity Fund	Rainier Mid Cap Equity Fund	Rainier Large Cap Equity Fund	Rainier Balanced Fund	Rainier Intermediate Fixed Income Fund	Rainier High Yield Fund	Rainier International Discovery Fund
Mark Broughton	D.	E.	E.	C.	A.	A.	F.
Stacie Cowell	A.	E.	A.	A.	A.	A.	C.
Mark Dawson	E.	E.	A.	A.	A.	G.	F.
Andrea Durbin	C.	D.	E.	E.	A.	C.	A.
Michael Emery	A.	A.	A.	A.	A.	A.	D.
James Hentges	A.	A.	A.	A.	C.	E.	A.
James Margard	G.	G.	G.	E.	E.	G.	G.
Peter Musser	E.	D.	E.	E.	C.	E.	G.
Matthew Kennedy	A.	E.	A.	A.	C.	E.	A.
Henrik Strabo	C.	B.	B.	A.	A.	C.	E.

The following paragraph replaces the “Compensation” section on page B-56 of the SAI:

Compensation

All portfolio managers receive a fixed salary and may receive a fixed bonus.

Portfolio managers who are shareholders receive a dividend based on the number of Rainier shares owned. It is possible for a shareholder also to receive a cash bonus to recognize exceptional contributions to the team’s investment activities, based on performance.

Portfolio managers who are non-shareholder principals receive a quarterly bonus based on a specified percentage of firm profits, which may be subject to a vesting requirement based on remaining an employee of the Investment Adviser. It is possible for a non-shareholder principal to receive a bonus tied to achieving performance-related metrics agreed upon between the principal and Investment Adviser.

All portfolio managers at Rainier are currently either shareholders or non-shareholder principals.

Please retain this Supplement with the SAI.

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